Cash Generated from Operations - Summary of Proceeds from Sale of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment [abstract]
Net book value of property plant and equipment disposed	£ 12	£ 9	£ 6
Loss on sale of property, plant and equipment	£ (12)	(5)	(4)
Proceeds from sale of property, plant and equipment		£ 4	£ 2